UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008


                         USAA FIRST START GROWTH FUND



[LOGO OF USAA]
   USAA(R)

                                USAA FIRST START
                                      GROWTH Fund

                                      [GRAPHICS OF USAA FIRST START GROWTH FUND]

                               S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         32

   Financial Statements                                                      34

   Notes to Financial Statements                                             37

EXPENSE EXAMPLE                                                              55

SUBADVISORY AGREEMENT                                                        57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                         REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]     AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                      INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                         "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is: When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company        Credit Suisse Asset Management,
  ARNOLD J. ESPE, CFA                       LLC (U.S. Stocks)
  Bonds and Money Market Instruments        ERIC LENG, CFA

  RON SWEET, CFA, CPA                       TODD JABLONSKI, CFA
  Exchange-Traded Funds
                                            JORDAN LOW, CFA

                                          Credit Suisse Securities (USA) LLC's
                                            Volaris Volatility Management Group
                                            YIRONG LI, CFA

                                            STU ROSENTHAL, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2008, the USAA First Start Growth Fund had a total return of -3.68%. This compares to returns of -4.54% for the Russell 3000 Index, 0.29% for the Lipper Flexible Portfolio Funds Index, and 6.82% for the Lehman Brothers U.S. Aggregate Bond Index.

         Effective October 1, 2007, the Fund's Board of Trustees (the Board) and USAA Investment Management Company (IMCO) hired Credit Suisse Securities (USA) LLC's Volaris Volatility Management Group (Volaris Group) to serve as a subadviser for the Fund. Volaris Group is responsible for managing an index-option-based risk-management strategy for the Fund. Credit Suisse Asset Management, LLC (Credit Suisse) manages the U.S. equity portion of the Fund.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

         The major event was the global credit crisis brought on by increasing problems with subprime lending in the United States, which is related to the extended downturn in the American housing market. The crisis seemed to peak in late August before subsiding in the wake of Federal Reserve Board (Fed) intervention, but peaked again in November, remaining at near-crisis stage well into January.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         As fears of a U.S. recession grew in the first few weeks of 2008 and shook global markets, the Fed stepped in with a dramatic 0.75% inter-meeting rate cut just eight days before a regularly scheduled meeting, at which it cut another 0.50% from the federal funds rate. The Fed's strong action and progress toward a supplemental capital infusion for bond insurers eased pressure on financial stocks and calmed the markets; however, major concerns about economic growth and earnings persist. Stocks on the S&P 500 Index had fallen 16% before the Fed action - from an October 9, 2007, peak of 1,565.15 to 1,310.5 on January 22, 2008.

         In the bond market, the credit crisis sparked a flight to quality. Investors sought a safe haven in U.S. government securities at the expense of virtually all other fixed-income asset classes. As a result, yield spreads between government-backed and corporate securities widened dramatically. Developed overseas market stocks slightly underperformed those in the United States for the six months.

HOW WAS THE FUND POSITIONED FOR THIS ENVIRONMENT?

         The Fund had a roughly neutral allocation between stocks and bonds. Within the U.S. stock allocation, the Fund emphasized large-cap growth stocks and had little exposure to small-cap value stocks, which proved to be the right positioning. The U.S. equity portion is managed by Credit Suisse, which uses a quantitative equity strategy.

         The Fund's decision to maintain a healthy weighting in the U.S. bond market was the correct one; however, the underweight exposure to U.S. government securities within the bond portion held back performance. For diversification purposes, the Fund maintained exposure to developed overseas markets through a low-cost exchange-traded fund.

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         At January 31, 2008, roughly 56% of assets were invested in U.S. equities, 26% was in U.S. bonds and money market instruments, and 17% was in overseas markets.

PLEASE DISCUSS THE PERFORMANCE OF THE FUND'S BOND MARKET ALLOCATION.

         Our income orientation leads us to use USAA's research advantage to seek to emphasize higher-yielding investment-grade corporate bonds and other non-U.S. Treasury securities, because over time their higher yields may lead to outperformance relative to Treasury securities. Unfortunately, this strategy did not prove beneficial during the reporting period. The tremendous flight to quality in Treasuries and other government securities meant that investors sold corporate and other spread sectors indiscriminately, often without regard to the fundamentals of individual bond issues. Our experienced analytical staff continuously reviewed the Fund's holdings for creditworthiness and generally found no fundamental reason for the market's reaction. Having ridden through this difficult period, we believe our research-based strategy will outperform when the market refocuses on individual bond fundamentals.

         Looking ahead, we expect that the Fed will continue to cut short-term interest rates. We are finding excellent value in the investment-grade markets and believe that corporate bonds and certain asset-backed securities have the most potential to outperform.

WHAT DOES THE ADDITION OF VOLARIS GROUP MEAN FOR THE FUND?

         Volaris Group may help to increase the Fund's flexibility in seeking to manage potential losses in equity market investments. Previously, if we at USAA IMCO believed stocks were overvalued, our only tool was to direct Credit Suisse to sell stocks. This could be very disruptive, cause the Fund to incur significant trading costs, and

 . . . C O N T I N U E D
========================--------------------------------------------------------

         limit the Fund's ability to participate should the market continue to rise. Volaris Group will manage an index-option strategy using a collar, which involves selling index call options and purchasing index put options or put spread options against a highly correlated stock portfolio to seek to reduce the Fund's volatility. This strategy seeks to limit the Fund's potential downside, and upside, when we at USAA IMCO believe stocks are overvalued.

WHAT ARE THE OUTLOOK AND CORRESPONDING STRATEGY?

         The U.S. stock market has largely priced in a recession, with stock prices reflecting the view that gross domestic product (GDP) growth in the United States has gone negative, that earnings will be quite bad, and that the credit crisis is even worse than imagined. We believe that the Fed will continue easing as much as necessary to help the economy and do its part to clean up the credit crunch and get financial markets moving back to normal.

         In terms of U.S. stock market valuations, low interest rates make current prices very attractive. The most recent quarter's earnings were mixed, more negative than positive, but the market has already priced in a very severe earnings drop.

         The stock market looks ahead and tends to overshoot, especially when the tenor of the news is bad. When the market recognizes it has overshot, the bounce back the other way tends to happen quickly. In our opinion, in six to nine months, today's S&P 500 Index close will be viewed as a buying opportunity. In case we're wrong, the Fund has Volaris Group's risk-management tools to seek to limit downside risk as the market transitions.

         In our opinion, credit markets will continue to be unsettled as the housing market tries to find some footing. We view this as a potential buying opportunity in select corporate bonds. For additional diversification, we expect to continue to maintain exposure to developed overseas markets.

         We thank you for your investment in the Fund.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA FIRST START GROWTH FUND

                             LIPPER LEADER (OVERALL)

                                       [5]
                                       TAX
                                   EFFICIENCY

The Fund is listed as a Lipper Leader for Tax Efficiency of 523 funds within the Lipper Mixed-Asset Target Allocation Growth Funds category for the overall period ended January 31, 2008. The Fund received a Lipper Leader rating for Tax Efficiency among 523, 420, and 226 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of January 31, 2008. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FIRST START GROWTH FUND (Ticker Symbol: UFSGX)

OBJECTIVE
--------------------------------------------------------------------------------

Long-term capital growth with reduced volatility over time.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests primarily in equity securities when the Fund's managers believe the reward characteristics outweigh the risk in the market. To reduce the overall volatility to investors, the Fund will generally invest between 20% and 80% of assets in bonds and money market instruments, depending on the managers' view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities.

--------------------------------------------------------------------------------
                                     1/31/08                          7/31/07
--------------------------------------------------------------------------------
Net Assets                        $204.6 Million                  $220.3 Million
Net Asset Value Per Share            $10.14                           $10.70

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/08
--------------------------------------------------------------------------------

7/31/07 TO 1/31/08*             1 YEAR            5 YEARS            10 YEARS
     -3.68%                     -2.31%             9.58%               0.27%

--------------------------------
         EXPENSE RATIO**
--------------------------------
Before Reimbursement       2.25%
After Reimbursement        1.38%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.38%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE
EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              LEHMAN BROTHERS U.S.       LIPPER FLEXIBLE                                USAA FIRST START
              AGGREGATE BOND INDEX    PORTFOLIO FUNDS INDEX    RUSSELL 3000 INDEX          GROWTH FUND
 1/31/1998        $10,000.00               $10,000.00             $10,000.00               $10,000.00
 2/28/1998          9,992.47                10,484.74              10,715.35                11,024.39
 3/31/1998         10,026.81                10,838.42              11,246.41                11,346.34
 4/30/1998         10,079.14                10,906.42              11,356.99                11,707.32
 5/31/1998         10,174.75                10,797.36              11,076.73                11,307.32
 6/30/1998         10,261.04                11,005.57              11,451.27                11,980.49
 7/31/1998         10,282.87                10,891.38              11,243.35                11,970.73
 8/31/1998         10,450.22                 9,821.90               9,521.02                10,048.78
 9/30/1998         10,694.92                10,212.68              10,170.49                10,510.33
10/31/1998         10,638.37                10,696.71              10,942.49                11,562.35
11/30/1998         10,698.75                11,136.04              11,611.75                12,358.73
12/31/1998         10,730.92                11,582.67              12,349.78                13,676.21
 1/31/1999         10,807.51                11,805.85              12,769.33                14,334.95
 2/28/1999         10,618.84                11,480.46              12,317.02                14,030.16
 3/31/1999         10,677.69                11,766.38              12,768.97                14,964.19
 4/30/1999         10,711.51                12,111.98              13,345.34                15,013.35
 5/31/1999         10,617.69                11,899.59              13,091.70                14,698.73
 6/30/1999         10,583.86                12,246.30              13,753.30                15,770.41
 7/31/1999         10,538.80                12,029.00              13,336.27                15,180.50
 8/31/1999         10,533.44                11,919.31              13,184.63                14,895.37
 9/30/1999         10,655.73                11,789.92              12,847.64                14,431.29
10/31/1999         10,695.05                12,100.18              13,653.53                15,043.29
11/30/1999         10,694.28                12,231.65              14,035.64                15,635.54
12/31/1999         10,642.71                12,720.65              14,931.22                16,662.12
 1/31/2000         10,607.86                12,362.71              14,345.90                15,921.80
 2/29/2000         10,736.15                12,471.02              14,478.87                16,662.12
 3/31/2000         10,877.58                13,034.85              15,613.12                17,560.37
 4/30/2000         10,846.44                12,770.04              15,062.91                17,214.89
 5/31/2000         10,841.46                12,586.63              14,639.84                16,810.18
 6/30/2000         11,067.01                12,854.28              15,073.29                17,422.18
 7/31/2000         11,167.47                12,778.01              14,806.87                16,938.50
 8/31/2000         11,329.33                13,383.69              15,904.98                18,261.21
 9/30/2000         11,400.56                13,047.09              15,184.84                16,839.79
10/31/2000         11,476.00                12,979.84              14,968.63                15,981.02
11/30/2000         11,663.64                12,426.44              13,588.95                13,434.33
12/31/2000         11,880.01                12,638.77              13,817.31                13,927.87
 1/31/2001         12,074.29                12,847.14              14,289.99                14,757.03
 2/28/2001         12,179.47                12,139.13              12,984.34                12,062.27
 3/31/2001         12,240.62                11,601.74              12,137.94                10,739.56
 4/30/2001         12,189.81                12,189.61              13,111.35                12,121.49
 5/31/2001         12,263.34                12,274.62              13,216.65                11,854.98
 6/30/2001         12,309.67                12,091.14              12,972.95                11,558.85
 7/31/2001         12,584.89                12,033.20              12,759.15                10,729.69
 8/31/2001         12,729.00                11,581.76              12,005.89                 9,712.99
 9/30/2001         12,877.33                10,880.28              10,946.67                 8,025.06
10/31/2001         13,146.80                11,138.19              11,201.36                 8,666.67
11/30/2001         12,965.54                11,622.41              12,064.12                 9,476.09
12/31/2001         12,883.20                11,727.27              12,234.17                 9,387.25
 1/31/2002         12,987.49                11,558.81              12,080.75                 9,199.70
 2/28/2002         13,113.35                11,405.92              11,833.71                 8,913.44
 3/31/2002         12,895.20                11,726.03              12,352.57                 9,288.54
 4/30/2002         13,145.26                11,379.56              11,704.50                 8,617.32
 5/31/2002         13,256.96                11,313.41              11,568.89                 8,538.35
 6/30/2002         13,371.59                10,715.45              10,736.11                 7,659.84
 7/31/2002         13,532.93                10,097.87               9,882.55                 6,949.13
 8/31/2002         13,761.42                10,173.94               9,929.24                 6,949.13
 9/30/2002         13,984.30                 9,457.90               8,885.97                 6,702.36
10/31/2002         13,920.60                 9,939.68               9,593.53                 6,959.00
11/30/2002         13,916.90                10,362.51              10,174.04                 6,909.65
12/31/2002         14,204.37                10,002.60               9,598.85                 6,603.65
 1/31/2003         14,216.49                 9,831.44               9,363.98                 6,504.94
 2/28/2003         14,413.20                 9,733.05               9,209.92                 6,425.97
 3/31/2003         14,402.09                 9,795.96               9,306.77                 6,623.39
 4/30/2003         14,520.94                10,355.74              10,066.75                 6,968.87
 5/31/2003         14,791.68                10,864.48              10,674.42                 7,343.97
 6/30/2003         14,762.32                10,976.31              10,818.47                 7,472.29
 7/31/2003         14,266.02                11,027.90              11,066.64                 7,768.42
 8/31/2003         14,360.74                11,253.29              11,311.88                 7,955.96
 9/30/2003         14,740.88                11,263.62              11,189.07                 7,906.61
10/31/2003         14,603.40                11,706.15              11,866.23                 8,449.51
11/30/2003         14,638.37                11,829.31              12,029.67                 8,419.90
12/31/2003         14,787.34                12,306.12              12,579.91                 8,498.86
 1/31/2004         14,906.31                12,482.90              12,842.33                 8,548.22
 2/29/2004         15,067.66                12,651.37              13,015.34                 8,686.41
 3/31/2004         15,180.50                12,597.36              12,860.85                 8,706.15
 4/30/2004         14,785.55                12,281.55              12,594.93                 8,459.38
 5/31/2004         14,726.32                12,366.71              12,777.98                 8,538.35
 6/30/2004         14,809.55                12,583.63              13,031.94                 8,597.57
 7/31/2004         14,956.34                12,247.20              12,539.13                 8,163.25
 8/31/2004         15,241.64                12,305.25              12,590.77                 8,261.96
 9/30/2004         15,283.00                12,505.18              12,784.31                 8,587.70
10/31/2004         15,411.16                12,676.64              12,994.29                 8,528.48
11/30/2004         15,288.23                13,128.63              13,598.34                 8,982.54
12/31/2004         15,428.90                13,475.40              14,082.87                 9,466.21
 1/31/2005         15,525.79                13,260.19              13,707.78                 9,130.60
 2/28/2005         15,434.13                13,510.17              14,009.53                 9,199.70
 3/31/2005         15,354.87                13,270.43              13,772.57                 9,081.25
 4/30/2005         15,562.68                13,027.94              13,473.34                 9,051.64
 5/31/2005         15,731.05                13,328.59              13,983.86                 9,416.86
 6/30/2005         15,816.83                13,426.42              14,081.55                 9,525.44
 7/31/2005         15,672.84                13,856.02              14,659.25                 9,861.05
 8/31/2005         15,873.76                13,855.47              14,519.50                 9,703.12
 9/30/2005         15,710.24                14,056.55              14,646.53                 9,949.89
10/31/2005         15,585.91                13,864.63              14,372.22                 9,920.28
11/30/2005         15,654.84                14,197.30              14,931.30                10,394.08
12/31/2005         15,803.68                14,330.22              14,944.70                10,482.92
 1/31/2006         15,804.57                14,793.33              15,444.02                10,690.21
 2/28/2006         15,857.04                14,730.06              15,471.48                10,552.02
 3/31/2006         15,701.43                14,964.44              15,738.91                10,473.05
 4/30/2006         15,672.97                15,132.89              15,909.66                10,305.24
 5/31/2006         15,656.25                14,786.00              15,400.29                 9,732.73
 6/30/2006         15,689.44                14,770.45              15,427.54                 9,643.89
 7/31/2006         15,901.59                14,819.55              15,413.09                 9,495.83
 8/31/2006         16,145.01                15,081.03              15,790.14                 9,614.28
 9/30/2006         16,286.83                15,247.22              16,143.61                 9,900.54
10/31/2006         16,394.57                15,649.75              16,724.74                10,107.82
11/30/2006         16,584.76                15,999.77              17,088.64                10,275.63
12/31/2006         16,488.52                16,160.31              17,293.29                10,380.72
 1/31/2007         16,481.75                16,352.24              17,622.45                10,520.32
 2/28/2007         16,735.90                16,288.38              17,333.37                10,410.63
 3/31/2007         16,736.41                16,441.31              17,513.78                10,490.41
 4/30/2007         16,826.66                16,954.19              18,213.40                10,819.48
 5/31/2007         16,699.13                17,335.71              18,877.14                11,028.89
 6/30/2007         16,649.73                17,257.08              18,523.60                10,889.28
 7/31/2007         16,788.62                17,082.42              17,891.89                10,669.90
 8/31/2007         16,994.38                17,070.82              18,148.72                10,729.73
 9/30/2007         17,123.31                17,743.68              18,810.37                11,028.89
10/31/2007         17,277.13                18,216.01              19,155.43                11,198.41
11/30/2007         17,587.82                17,784.80              18,293.08                10,859.37
12/31/2007         17,637.22                17,706.86              18,182.38                10,804.56
 1/31/2008         17,933.50                17,131.34              17,080.32                10,277.51

                                   [END CHART]

         *DATA FROM 1/31/98 THROUGH 1/31/08.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

         o The unmanaged Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

         o The unmanaged Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category.

         o The unmanaged Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
       TOP 10 HOLDINGS AS OF 1/31/2008
              (% of Net Assets)
----------------------------------------------

iShares MSCI EAFE Index Fund*            9.4%

Exxon Mobil Corp.                        2.2%

Microsoft Corp.                          1.5%

AT&T, Inc.                               1.1%

General Electric Co.                     1.1%

Procter & Gamble Co.                     1.1%

Johnson & Johnson                        1.0%

Chevron Corp.                            0.9%

Cisco Systems, Inc.                      0.9%

Pfizer, Inc.                             0.9%
----------------------------------------------

        *PURSUANT TO A SECURITIES AND EXCHANGE COMMISSION (SEC) EXEMPTIVE ORDER
         AND A RELATED AGREEMENT WITH ISHARES TRUST (ISHARES), THE FUND MAY INVEST IN ISHARES IN AMOUNTS EXCEEDING LIMITS SET FORTH IN THE INVESTMENT COMPANY ACT OF 1940 THAT WOULD OTHERWISE BE APPLICABLE.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-31.

 . . . C O N T I N U E D
========================--------------------------------------------------------

            SECTOR ASSET ALLOCATION
                  1/31/2008

        [PIE CHART OF ASSET ALLOCATION]

Financials                               32.7%
Exchange-Traded Funds**                   9.9%
Energy                                    9.3%
Information Technology                    9.3%
Health Care                               8.2%
Industrials                               7.9%
Consumer Staples                          5.6%
Consumer Discretionary                    5.4%
Utilities                                 4.0%
Materials                                 2.5%
Telecommunication Services                1.8%
U.S. Government                           0.3%
Short-Term Investments*                   1.8%

        *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
         WITH CASH COLLATERAL FROM SECURITIES LOANED.

       **EXCHANGE-TRADED FUNDS (ETFs) ARE BASKETS OF SECURITIES AND ARE TRADED,
         LIKE INDIVIDUAL STOCKS, ON AN EXCHANGE. THESE PARTICULAR ETFs REPRESENT MULTIPLE SECTORS.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (66.9%)

            COMMON STOCKS (55.8%)

            CONSUMER DISCRETIONARY (4.2%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
     1,300  Coach, Inc.*                                                                              $     42
                                                                                                      --------
            APPAREL RETAIL (0.3%)
     5,300  Aeropostale, Inc.*                                                                             149
       600  American Eagle Outfitters, Inc.                                                                 14
     4,700  AnnTaylor Stores Corp.*                                                                        118
     8,500  Gap, Inc.                                                                                      163
     1,500  Guess?, Inc.                                                                                    56
       500  TJX Companies, Inc.                                                                             16
                                                                                                      --------
                                                                                                           516
                                                                                                      --------
            AUTO PARTS & EQUIPMENT (0.7%)
    11,000  Autoliv, Inc.                                                                                  549
     7,600  BorgWarner, Inc.                                                                               385
    15,700  Johnson Controls, Inc.                                                                         555
                                                                                                      --------
                                                                                                         1,489
                                                                                                      --------
            AUTOMOTIVE RETAIL (0.0%)
       100  AutoZone, Inc.*                                                                                 12
                                                                                                      --------
            BROADCASTING & CABLE TV (0.4%)
    29,100  DIRECTV Group, Inc.*                                                                           657
     2,800  Dish Network Corp. "A"*                                                                         79
       560  EchoStar Corp. "A"*                                                                             17
                                                                                                      --------
                                                                                                           753
                                                                                                      --------
            COMPUTER & ELECTRONICS RETAIL (0.3%)
    10,400  Best Buy Co., Inc.                                                                             508
     2,200  RadioShack Corp.                                                                                38
                                                                                                      --------
                                                                                                           546
                                                                                                      --------
            CONSUMER ELECTRONICS (0.2%)
     8,400  Harman International Industries, Inc.                                                          391
                                                                                                      --------
            DEPARTMENT STORES (0.1%)
     4,500  Macy's, Inc.                                                                                   124
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            EDUCATIONAL SERVICES (0.0%)
       300  Apollo Group, Inc. "A"*                                                                   $     24
                                                                                                      --------
            FOOTWEAR (0.1%)
     4,600  NIKE, Inc. "B"                                                                                 284
                                                                                                      --------
            GENERAL MERCHANDISE STORES (0.1%)
       600  Big Lots, Inc.*                                                                                 11
    11,000  Family Dollar Stores, Inc.                                                                     231
                                                                                                      --------
                                                                                                           242
                                                                                                      --------
            HOUSEHOLD APPLIANCES (0.3%)
     8,000  Whirlpool Corp.                                                                                681
                                                                                                      --------
            HOUSEWARES & SPECIALTIES (0.3%)
    26,000  American Greetings Corp. "A"                                                                   534
                                                                                                      --------
            INTERNET RETAIL (0.1%)
     2,900  Amazon.com, Inc.*                                                                              226
     1,400  Expedia, Inc.*                                                                                  32
                                                                                                      --------
                                                                                                           258
                                                                                                      --------
            LEISURE PRODUCTS (0.4%)
    21,700  Callaway Golf Co.                                                                              389
     9,700  Hasbro, Inc.                                                                                   252
     6,200  Mattel, Inc.                                                                                   130
                                                                                                      --------
                                                                                                           771
                                                                                                      --------
            MOVIES & ENTERTAINMENT (0.8%)
     1,000  News Corp. "A"                                                                                  19
    30,900  Regal Entertainment Group "A"                                                                  573
     6,600  Time Warner, Inc.                                                                              104
    32,200  Walt Disney Co.                                                                                963
                                                                                                      --------
                                                                                                         1,659
                                                                                                      --------
            RESTAURANTS (0.0%)
     1,800  McDonald's Corp.                                                                                96
                                                                                                      --------
            SPECIALIZED CONSUMER SERVICES (0.1%)
     3,200  Sotheby's Holdings, Inc. "A"                                                                    99
                                                                                                      --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            SPECIALTY STORES (0.0%)
     1,300  Staples, Inc.                                                                             $     31
       600  Tiffany & Co.                                                                                   24
                                                                                                      --------
                                                                                                            55
                                                                                                      --------
            Total Consumer Discretionary                                                                 8,576
                                                                                                      --------
            CONSUMER STAPLES (5.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
     4,800  Corn Products International, Inc.                                                              162
                                                                                                      --------
            FOOD DISTRIBUTORS (0.2%)
    18,400  Sysco Corp.                                                                                    535
                                                                                                      --------
            FOOD RETAIL (0.8%)
    26,100  Kroger Co.                                                                                     664
     6,900  Ruddick Corp.                                                                                  235
    18,900  Safeway, Inc.                                                                                  586
     5,400  SUPERVALU, Inc.                                                                                162
                                                                                                      --------
                                                                                                         1,647
                                                                                                      --------
            HOUSEHOLD PRODUCTS (1.8%)
     4,900  Church & Dwight Co., Inc.                                                                      261
     9,500  Clorox Co.                                                                                     583
       900  Colgate-Palmolive Co.                                                                           69
     5,100  Energizer Holdings, Inc.*                                                                      477
    34,200  Procter & Gamble Co.                                                                         2,256
                                                                                                      --------
                                                                                                         3,646
                                                                                                      --------
            HYPERMARKETS & SUPER CENTERS (0.3%)
    13,100  Wal-Mart Stores, Inc.                                                                          667
                                                                                                      --------
            PACKAGED FOODS & MEAT (0.1%)
     4,200  Kellogg Co.                                                                                    201
                                                                                                      --------
            PERSONAL PRODUCTS (0.2%)
     7,200  Avon Products, Inc.                                                                            252
     4,600  Bare Escentuals, Inc.*                                                                         110
                                                                                                      --------
                                                                                                           362
                                                                                                      --------
            SOFT DRINKS (1.9%)
    16,700  Coca-Cola Co.                                                                                  988
     5,000  Coca-Cola Enterprises, Inc.                                                                    115

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
     3,100  Hansen Natural Corp.*                                                                     $    120
    18,400  Pepsi Bottling Group, Inc.                                                                     641
    23,700  PepsiAmericas, Inc.                                                                            584
    20,300  PepsiCo, Inc.                                                                                1,384
                                                                                                      --------
                                                                                                         3,832
                                                                                                      --------
            Total Consumer Staples                                                                      11,052
                                                                                                      --------
            ENERGY (7.5%)
            -------------
            INTEGRATED OIL & GAS (4.7%)
    22,600  Chevron Corp.                                                                                1,910
    18,400  ConocoPhillips                                                                               1,478
    51,200  Exxon Mobil Corp.                                                                            4,424
    14,000  Marathon Oil Corp.                                                                             656
     1,500  Murphy Oil Corp.                                                                               110
    15,000  Occidental Petroleum Corp.                                                                   1,018
                                                                                                      --------
                                                                                                         9,596
                                                                                                      --------
            OIL & GAS DRILLING (0.7%)
    13,100  ENSCO International, Inc.                                                                      670
    14,900  Noble Corp.                                                                                    652
     1,139  Transocean, Inc.*                                                                              139
                                                                                                      --------
                                                                                                         1,461
                                                                                                      --------
            OIL & GAS EQUIPMENT & SERVICES (1.3%)
    10,100  Baker Hughes, Inc.                                                                             656
     1,400  Global Industries Ltd.*                                                                         25
    24,900  Halliburton Co.                                                                                826
     5,600  National-Oilwell Varco, Inc.*                                                                  337
     9,800  Schlumberger Ltd.                                                                              739
                                                                                                      --------
                                                                                                         2,583
                                                                                                      --------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     6,500  Apache Corp.                                                                                   620
     1,400  Continental Resources, Inc.*                                                                    35
                                                                                                      --------
                                                                                                           655
                                                                                                      --------
            OIL & GAS REFINING & MARKETING (0.5%)
     2,800  Frontier Oil Corp.                                                                              99
     4,200  Tesoro Corp.                                                                                   164
    12,500  Valero Energy Corp.                                                                            740
                                                                                                      --------
                                                                                                         1,003
                                                                                                      --------
            Total Energy                                                                                15,298
                                                                                                      --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            FINANCIALS (8.9%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (2.3%)
    19,900  Bank of New York Mellon Corp.                                                             $    928
     8,500  Eaton Vance Corp.                                                                              317
    10,300  Federated Investors, Inc. "B"                                                                  439
     6,000  Franklin Resources, Inc.                                                                       625
    36,700  GLG Partners, Inc.*                                                                            433
     9,600  Northern Trust Corp.                                                                           704
    18,600  SEI Investments Co.                                                                            515
     9,500  State Street Corp.                                                                             780
                                                                                                      --------
                                                                                                         4,741
                                                                                                      --------
            CONSUMER FINANCE (0.3%)
       300  American Express Co.                                                                            15
     6,000  Capital One Financial Corp.                                                                    329
    15,100  First Marblehead Corp.(a)                                                                      248
                                                                                                      --------
                                                                                                           592
                                                                                                      --------
            DIVERSIFIED BANKS (0.5%)
     3,300  Wachovia Corp.                                                                                 129
    24,500  Wells Fargo & Co.                                                                              833
                                                                                                      --------
                                                                                                           962
                                                                                                      --------
            INVESTMENT BANKING & BROKERAGE (0.9%)
    32,400  Charles Schwab Corp.                                                                           723
     1,600  Goldman Sachs Group, Inc.                                                                      321
     1,100  Merrill Lynch & Co., Inc.                                                                       62
    13,700  Morgan Stanley                                                                                 677
                                                                                                      --------
                                                                                                         1,783
                                                                                                      --------
            LIFE & HEALTH INSURANCE (0.9%)
    11,000  AFLAC, Inc.                                                                                    675
     3,500  MetLife, Inc.                                                                                  206
     9,300  Prudential Financial, Inc.                                                                     785
     6,500  Unum Group                                                                                     147
                                                                                                      --------
                                                                                                         1,813
                                                                                                      --------
            MULTI-LINE INSURANCE (0.3%)
     9,400  American International Group, Inc.                                                             518
     2,200  Assurant, Inc.                                                                                 143
                                                                                                      --------
                                                                                                           661
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    26,800  Bank of America Corp.                                                                     $  1,189
    50,400  Citigroup, Inc.                                                                              1,422
    15,000  JPMorgan Chase & Co.                                                                           713
                                                                                                      --------
                                                                                                         3,324
                                                                                                      --------
            PROPERTY & CASUALTY INSURANCE (1.0%)
     7,200  ACE Ltd.                                                                                       420
     5,400  Allied World Assurance Holdings Co. Ltd.                                                       257
    12,400  Axis Capital Holdings Ltd.                                                                     497
     9,400  W.R. Berkley Corp.                                                                             284
    14,200  XL Capital Ltd. "A"                                                                            639
                                                                                                      --------
                                                                                                         2,097
                                                                                                      --------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
     7,700  CB Richard Ellis Group, Inc. "A"*                                                              149
       700  Jones Lang LaSalle, Inc.                                                                        55
                                                                                                      --------
                                                                                                           204
                                                                                                      --------
            REINSURANCE (0.5%)
    11,800  Endurance Specialty Holdings Ltd.                                                              478
     8,600  Reinsurance Group of America, Inc.                                                             498
     1,800  RenaissanceRe Holdings Ltd.                                                                    103
       200  Transatlantic Holdings, Inc.                                                                    14
                                                                                                      --------
                                                                                                         1,093
                                                                                                      --------
            SPECIALIZED FINANCE (0.5%)
     8,000  NASDAQ Stock Market, Inc.*                                                                     370
     4,900  NYMEX Holdings, Inc.                                                                           563
                                                                                                      --------
                                                                                                           933
                                                                                                      --------
            Total Financials                                                                            18,203
                                                                                                      --------
            HEALTH CARE (8.2%)
            ------------------
            BIOTECHNOLOGY (0.8%)
     8,900  Amgen, Inc.*                                                                                   415
     3,800  Celgene Corp.*                                                                                 213
     3,800  Cephalon, Inc.*                                                                                249
     5,000  Genentech, Inc.*                                                                               351
     1,300  Genzyme Corp.*                                                                                 101
     6,800  Gilead Sciences, Inc.*                                                                         311
                                                                                                      --------
                                                                                                         1,640
                                                                                                      --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            HEALTH CARE DISTRIBUTORS (0.2%)
     7,300  McKesson Corp.                                                                            $    458
                                                                                                      --------
            HEALTH CARE EQUIPMENT (0.9%)
     9,500  Baxter International, Inc.                                                                     577
       700  Becton, Dickinson & Co.                                                                         61
     6,600  Hologic, Inc.*                                                                                 425
    12,500  Kinetic Concepts, Inc.*                                                                        622
     3,800  Medtronic, Inc.                                                                                177
                                                                                                      --------
                                                                                                         1,862
                                                                                                      --------
            HEALTH CARE SERVICES (0.0%)
       200  Express Scripts, Inc.*                                                                          14
     1,000  Medco Health Solutions, Inc.*                                                                   50
                                                                                                      --------
                                                                                                            64
                                                                                                      --------
            HEALTH CARE TECHNOLOGY (0.1%)
    10,600  HLTH Corp.*                                                                                    119
                                                                                                      --------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
     9,500  Applera Corp. - Applied Biosystems Group                                                       299
       800  Waters Corp.*                                                                                   46
                                                                                                      --------
                                                                                                           345
                                                                                                      --------
            MANAGED HEALTH CARE (1.8%)
    14,100  Aetna, Inc.                                                                                    751
    10,300  Coventry Health Care, Inc.*                                                                    583
       300  Health Net, Inc.*                                                                               14
     8,400  Humana, Inc.*                                                                                  674
    22,400  UnitedHealth Group, Inc.                                                                     1,139
     6,300  WellPoint, Inc.*                                                                               493
                                                                                                      --------
                                                                                                         3,654
                                                                                                      --------
            PHARMACEUTICALS (4.2%)
     3,900  Abbott Laboratories                                                                            220
    38,300  Bristol-Myers Squibb Co.                                                                       888
    14,500  Eli Lilly and Co.                                                                              747
       400  Endo Pharmaceuticals Holdings, Inc.*                                                            10
     4,100  Forest Laboratories, Inc.*                                                                     163
    31,300  Johnson & Johnson                                                                            1,980
    13,600  Medicis Pharmaceutical Corp. "A"                                                               276
    21,900  Merck & Co., Inc.                                                                            1,013
    77,600  Pfizer, Inc.                                                                                 1,815
    44,900  Schering-Plough Corp.                                                                          879

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
    21,200  Sepracor, Inc.*                                                                           $    599
     1,700  Warner Chilcott Ltd. "A"*                                                                       29
     1,000  Watson Pharmaceuticals, Inc.*                                                                   26
                                                                                                      --------
                                                                                                         8,645
                                                                                                      --------
            Total Health Care                                                                           16,787
                                                                                                      --------
            INDUSTRIALS (6.8%)
            ------------------
            AEROSPACE & DEFENSE (1.9%)
    14,500  Boeing Co.                                                                                   1,206
    15,500  Honeywell International, Inc.                                                                  916
       200  L-3 Communications Holdings, Inc.                                                               22
     8,000  Lockheed Martin Corp.                                                                          863
     1,600  Raytheon Co.                                                                                   104
     8,400  Rockwell Collins, Inc.                                                                         531
     2,600  United Technologies Corp.                                                                      191
                                                                                                      --------
                                                                                                         3,833
                                                                                                      --------
            AIR FREIGHT & LOGISTICS (0.1%)
     3,200  FedEx Corp.                                                                                    299
       100  United Parcel Service, Inc. "B"                                                                  7
                                                                                                      --------
                                                                                                           306
                                                                                                      --------
            CONSTRUCTION & ENGINEERING (0.0%)
       300  Fluor Corp.                                                                                     37
                                                                                                      --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
    13,900  Caterpillar, Inc.                                                                              989
    13,800  Cummins, Inc.                                                                                  666
    11,000  Manitowoc Co., Inc.                                                                            419
                                                                                                      --------
                                                                                                         2,074
                                                                                                      --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
       100  First Solar, Inc.*                                                                              18
     8,600  Rockwell Automation, Inc.                                                                      491
       200  SunPower Corp. "A"*                                                                             14
     1,000  Thomas & Betts Corp.*                                                                           45
                                                                                                      --------
                                                                                                           568
                                                                                                      --------
            HUMAN RESOURCES & EMPLOYMENT SERVICES (0.3%)
     5,900  Kelly Services, Inc. "A"                                                                       102
     4,700  Manpower, Inc.                                                                                 264
     5,400  Robert Half International, Inc.                                                                150
                                                                                                      --------
                                                                                                           516
                                                                                                      --------


22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (2.0%)
    13,050  3M Co.                                                                                    $  1,039
    63,300  General Electric Co.                                                                         2,242
    20,400  Tyco International Ltd.                                                                        803
                                                                                                      --------
                                                                                                         4,084
                                                                                                      --------
            INDUSTRIAL MACHINERY (0.6%)
       200  Danaher Corp.                                                                                   15
       400  Dover Corp.                                                                                     16
     7,400  Eaton Corp.                                                                                    612
     7,400  Kennametal, Inc.                                                                               227
     6,600  Parker-Hannifin Corp.                                                                          446
                                                                                                      --------
                                                                                                         1,316
                                                                                                      --------
            OFFICE SERVICES & SUPPLIES (0.2%)
    27,300  Steelcase, Inc. "A"                                                                            419
                                                                                                      --------
            RAILROADS (0.4%)
     6,300  Union Pacific Corp.                                                                            788
                                                                                                      --------
            TRUCKING (0.0%)
     3,400  Hertz Global Holdings, Inc.*                                                                    51
                                                                                                      --------
            Total Industrials                                                                           13,992
                                                                                                      --------
            INFORMATION TECHNOLOGY (9.3%)
            -----------------------------
            APPLICATION SOFTWARE (0.3%)
    12,300  Autodesk, Inc.*                                                                                506
       200  FactSet Research Systems, Inc.                                                                  11
                                                                                                      --------
                                                                                                           517
                                                                                                      --------
            COMMUNICATIONS EQUIPMENT (1.1%)
    77,700  Cisco Systems, Inc.*                                                                         1,904
     5,000  Corning, Inc.                                                                                  120
       400  Juniper Networks, Inc.*                                                                         11
     5,300  QUALCOMM, Inc.                                                                                 225
                                                                                                      --------
                                                                                                         2,260
                                                                                                      --------
            COMPUTER HARDWARE (1.7%)
     9,400  Apple, Inc.*                                                                                 1,272
    29,700  Dell, Inc.*                                                                                    595
    17,800  Hewlett-Packard Co.                                                                            779
     7,700  International Business Machines Corp.                                                          827
                                                                                                      --------
                                                                                                         3,473
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            COMPUTER STORAGE & PERIPHERALS (0.6%)
       600  EMC Corp.*                                                                                $      9
     1,500  Network Appliance, Inc.*                                                                        35
    29,300  Seagate Technology                                                                             594
    23,100  Western Digital Corp.*                                                                         611
                                                                                                      --------
                                                                                                         1,249
                                                                                                      --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
     1,000  Automatic Data Processing, Inc.                                                                 41
     5,700  DST Systems, Inc.*                                                                             407
       500  Hewitt Associates, Inc. "A"*                                                                    19
    14,600  Western Union Co.                                                                              327
                                                                                                      --------
                                                                                                           794
                                                                                                      --------
            INTERNET SOFTWARE & SERVICES (0.4%)
     3,700  eBay, Inc.*                                                                                     99
     1,400  Google, Inc. "A"*                                                                              790
       600  Yahoo!, Inc.*                                                                                   12
                                                                                                      --------
                                                                                                           901
                                                                                                      --------
            IT CONSULTING & OTHER SERVICES (0.4%)
    20,400  Accenture Ltd. "A"                                                                             706
                                                                                                      --------
            SEMICONDUCTOR EQUIPMENT (0.2%)
       800  Lam Research Corp.*                                                                             31
     6,000  MEMC Electronic Materials, Inc.*                                                               429
                                                                                                      --------
                                                                                                           460
                                                                                                      --------
            SEMICONDUCTORS (1.8%)
    17,300  Analog Devices, Inc.                                                                           491
    79,000  Intel Corp.                                                                                  1,675
    21,200  NVIDIA Corp.*                                                                                  521
    32,700  Texas Instruments, Inc.                                                                      1,011
                                                                                                      --------
                                                                                                         3,698
                                                                                                      --------
            SYSTEMS SOFTWARE (2.2%)
     4,300  BMC Software, Inc.*                                                                            138
    94,500  Microsoft Corp.                                                                              3,081
    16,400  Novell, Inc.*                                                                                  104
    58,800  Oracle Corp.*                                                                                1,208
                                                                                                      --------
                                                                                                         4,531
                                                                                                      --------
            TECHNOLOGY DISTRIBUTORS (0.2%)
    13,700  Avnet, Inc.*                                                                                   488
                                                                                                      --------
            Total Information Technology                                                                19,077
                                                                                                      --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            MATERIALS (2.3%)
            ----------------
            DIVERSIFIED CHEMICALS (0.3%)
     9,900  Dow Chemical Co.                                                                          $    383
    19,200  Hercules, Inc.                                                                                 336
                                                                                                      --------
                                                                                                           719
                                                                                                      --------
            DIVERSIFIED METALS & MINING (0.5%)
     8,529  Freeport-McMoRan Copper & Gold, Inc. "B"                                                       759
     2,100  Southern Copper Corp.                                                                          197
                                                                                                      --------
                                                                                                           956
                                                                                                      --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
     1,300  CF Industries Holdings, Inc.                                                                   139
     8,000  Monsanto Co.                                                                                   900
     1,100  Mosaic Co.*                                                                                    100
     2,600  Terra Industries, Inc.*                                                                        117
                                                                                                      --------
                                                                                                         1,256
                                                                                                      --------
            PAPER PRODUCTS (0.1%)
     5,700  International Paper Co.                                                                        184
                                                                                                      --------
            SPECIALTY CHEMICALS (0.3%)
    10,400  Lubrizol Corp.                                                                                 547
                                                                                                      --------
            STEEL (0.5%)
     5,200  AK Steel Holding Corp.*                                                                        248
     1,500  Allegheny Technologies, Inc.                                                                   106
    11,500  Nucor Corp.                                                                                    665
                                                                                                      --------
                                                                                                         1,019
                                                                                                      --------
            Total Materials                                                                              4,681
                                                                                                      --------
            TELECOMMUNICATION SERVICES (1.8%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.8%)
    58,395  AT&T, Inc.                                                                                   2,248
    34,400  Verizon Communications, Inc.                                                                 1,336
                                                                                                      --------
                                                                                                         3,584
                                                                                                      --------
            WIRELESS TELECOMMUNICATION SERVICES (0.0%)
       900  Telephone & Data Systems, Inc.                                                                  47
                                                                                                      --------
            Total Telecommunication Services                                                             3,631
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            UTILITIES (1.4%)
            ----------------
            ELECTRIC UTILITIES (0.7%)
     4,100  Edison International                                                                      $    214
     4,700  Entergy Corp.                                                                                  509
     9,900  FPL Group, Inc.                                                                                638
                                                                                                      --------
                                                                                                         1,361
                                                                                                      --------
            GAS UTILITIES (0.1%)
    11,700  UGI Corp.                                                                                      311
                                                                                                      --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     6,200  Constellation Energy Group, Inc.                                                               583
     1,200  Mirant Corp.*                                                                                   44
                                                                                                      --------
                                                                                                           627
                                                                                                      --------
            MULTI-UTILITIES (0.3%)
     3,100  Dominion Resources, Inc.                                                                       133
     5,800  Public Service Enterprise Group, Inc.                                                          557
                                                                                                      --------
                                                                                                           690
                                                                                                      --------
            Total Utilities                                                                              2,989
                                                                                                      --------
            Total Common Stocks (cost: $117,184)                                                       114,286
                                                                                                      --------
            PREFERRED SECURITIES (1.2%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
     5,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)                     463
                                                                                                      --------
            FINANCIALS (0.7%)
            -----------------
            LIFE & HEALTH INSURANCE (0.2%)
    15,000  Delphi Financial Group, Inc., 7.38%, perpetual                                                 334
                                                                                                      --------
            PROPERTY & CASUALTY INSURANCE (0.1%)
     2,500  Axis Capital Holdings Ltd., 7.50%, perpetual                                                   267
                                                                                                      --------
            REINSURANCE (0.3%)
       500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual                                            151

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL
    AMOUNT                                                                                              MARKET
   $(000)/                                                                                               VALUE
    SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
  $    500  Swiss Re Capital I LP, 6.85%, perpetual(b)                                                $    484
                                                                                                      --------
                                                                                                           635
                                                                                                      --------
            THRIFTS & MORTGAGE FINANCE (0.1%)
    20,000  IndyMac Bank, F.S.B., 8.50%(b)                                                                 161
     1,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual                       40
                                                                                                      --------
                                                                                                           201
                                                                                                      --------
            Total Financials                                                                             1,437
                                                                                                      --------
            U.S. GOVERNMENT (0.3%)
            ----------------------
    20,000  Fannie Mae, 8.25%, perpetual(c)                                                                531
                                                                                                      --------
            Total Preferred Securities (cost: $3,141)                                                    2,431
                                                                                                      --------
            EXCHANGE-TRADED FUNDS (9.9%)

   265,000  iShares MSCI EAFE Index Fund                                                                19,157
    13,700  iShares Russell 1000 Index Fund                                                              1,023
                                                                                                      --------
            Total Exchange-Traded Funds (cost: $19,099)                                                 20,180
                                                                                                      --------
            Total Equity Securities (cost: $139,424)                                                   136,897
                                                                                                      --------
 PRINCIPAL
    AMOUNT                                                       COUPON
     (000)                                                         RATE           MATURITY
----------                                                       ------         ----------
            BONDS (30.0%)

            CORPORATE OBLIGATIONS (14.1%)

            CONSUMER DISCRETIONARY (1.2%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    $  250  Kellwood Co.                                           7.63%        10/15/2017                 207
                                                                                                      --------
            HOMEBUILDING (0.7%)
       500  Centex Corp.                                           7.50          1/15/2012                 485
     1,000  Lennar Corp.                                           7.63          3/01/2009                 947
                                                                                                      --------
                                                                                                         1,432
                                                                                                      --------
            HOUSEHOLD APPLIANCES (0.2%)
       500  Stanley Works Capital Trust I                          5.90         12/01/2045                 434
                                                                                                      --------
            PUBLISHING (0.2%)
       500  Scholastic Corp.                                       5.00          4/15/2013                 427
                                                                                                      --------
            Total Consumer Discretionary                                                                 2,500
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            ENERGY (1.2%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    $  500  Seacor Holdings, Inc.                                  5.88%        10/01/2012            $    524
                                                                                                      --------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     1,000  Southwestern Energy Co.                                7.63          5/01/2027               1,055
                                                                                                      --------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
       575  K N Capital Trust III                                  7.63          4/15/2028                 512
       500  Sabine Pass LNG, LP                                    7.25         11/30/2013                 475
                                                                                                      --------
                                                                                                           987
                                                                                                      --------
            Total Energy                                                                                 2,566
                                                                                                      --------
            FINANCIALS (8.0%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
       500  American Capital Strategies Ltd.                       6.85          8/01/2012                 497
                                                                                                      --------
            CONSUMER FINANCE (0.2%)
       500  General Motors Acceptance Corp.                        6.75         12/01/2014                 413
                                                                                                      --------
            LIFE & HEALTH INSURANCE (1.1%)
     1,000  Great-West Life & Annuity Insurance Co.(b)             7.15          5/16/2046               1,001
     1,000  Prudential Holdings, LLC(b)                            8.70         12/18/2023               1,240
                                                                                                      --------
                                                                                                         2,241
                                                                                                      --------
            MULTI-LINE INSURANCE (0.5%)
       500  Oil Casualty Insurance Ltd.(b)                         8.00          9/15/2034                 467
       500  Oil Insurance Ltd.(b)                                  7.56                  -(d)              507
                                                                                                      --------
                                                                                                           974
                                                                                                      --------
            MULTI-SECTOR HOLDINGS (0.2%)
       500  Leucadia National Corp.                                7.00          8/15/2013                 486
                                                                                                      --------
            PROPERTY & CASUALTY INSURANCE (1.5%)
       500  Fidelity National Title Group, Inc.                    5.25          3/15/2013                 503
       500  Fund American Companies, Inc.                          5.88          5/15/2013                 513
       500  Markel Corp.                                           6.80          2/15/2013                 535
       500  Ohio Casualty Corp.                                    7.30          6/15/2014                 552
       500  Travelers Companies, Inc.                              6.25          3/15/2067                 476
       500  XL Capital Ltd.                                        6.50                  -(d)              396
                                                                                                      --------
                                                                                                         2,975
                                                                                                      --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            REGIONAL BANKS (2.5%)
    $  981  Colonial Bank, N.A.                                    8.00%         3/15/2009            $  1,013
     1,000  First Republic Bank Corp.                              7.75          9/15/2012               1,078
     1,000  Fulton Capital Trust I                                 6.29          2/01/2036                 738
       500  Popular North America Capital Trust I                  6.56          9/15/2034                 427
       500  Regions Financing Trust II                             6.63          5/15/2047                 397
     1,000  TCF National Bank                                      5.50          2/01/2016               1,043
       500  Webster Capital Trust IV                               7.65          6/15/2037                 434
                                                                                                      --------
                                                                                                         5,130
                                                                                                      --------
            REITs - DIVERSIFIED (0.5%)
     1,000  Washington REIT                                        5.25          1/15/2014               1,016
                                                                                                      --------
            REITs - RETAIL (0.2%)
       500  Rouse Co.(b)                                           6.75          5/01/2013                 476
                                                                                                      --------
            THRIFTS & MORTGAGE FINANCE (1.0%)
     1,000  Countrywide Financial Corp.                            4.50          6/15/2010                 881
       870  Independence Community Bank Corp.                      3.75          4/01/2014                 857
       500  Washington Mutual Preferred Funding Trust I(b)         6.53                  -(d)              340
                                                                                                      --------
                                                                                                         2,078
                                                                                                      --------
            Total Financials                                                                            16,286
                                                                                                      --------
            INDUSTRIALS (1.1%)
            ------------------
            BUILDING PRODUCTS (0.2%)
       500  USG Corp.                                              6.30         11/15/2016                 443
                                                                                                      --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
       750  Ametek, Inc.                                           7.20          7/15/2008                 761
                                                                                                      --------
            ENVIRONMENTAL& FACILITIES SERVICES (0.2%)
       500  Allied Waste North America, Inc.                       5.75          2/15/2011                 485
                                                                                                      --------
            TRUCKING (0.3%)
       500  Roadway Corp.                                          8.25         12/01/2008                 502
                                                                                                      --------
            Total Industrials                                                                            2,191
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            UTILITIES (2.6%)
            ----------------
            ELECTRIC UTILITIES (2.1%)
    $1,000  Entergy Louisiana, Inc.                                5.83%        11/01/2010            $  1,000
     1,000  Monongahela Power Co.                                  7.36          1/15/2010               1,067
       508  Oglethorpe Power Corp.                                 6.97          6/30/2011                 535
       279  Power Contract Financing(b)                            6.26          2/01/2010                 292
     1,000  PPL Capital Funding, Inc.                              6.70          3/30/2067                 922
       598  Texas-New Mexico Power Co.                             6.13          6/01/2008                 598
                                                                                                      --------
                                                                                                         4,414
                                                                                                      --------
            MULTI-UTILITIES (0.5%)
       500  Black Hills Corp.                                      6.50          5/15/2013                 521
       500  Puget Sound Energy, Inc.                               6.97          6/01/2067                 469
                                                                                                      --------
                                                                                                           990
                                                                                                      --------
            Total Utilities                                                                              5,404
                                                                                                      --------
            Total Corporate Obligations (cost: $30,146)                                                 28,947
                                                                                                      --------
            EURODOLLAR AND YANKEE OBLIGATIONS (5.8%)

            ENERGY (0.6%)
            -------------
            INTEGRATED OIL & GAS (0.6%)
       500  Nakilat, Inc.(b)                                       6.07         12/31/2033                 469
       325  PEMEX Finance Ltd.                                     9.03          2/15/2011                 344
       500  Trans-Canada Pipelines Ltd.                            6.35          5/15/2067                 466
                                                                                                      --------
            Total Energy                                                                                 1,279
                                                                                                      --------
            FINANCIALS (5.0%)
            -----------------
            DIVERSIFIED BANKS (2.6%)
     1,000  BOI Capital Funding Number 3 LP(b)                     6.11                  -(d)              862
       500  Landsbanki Islands hf(b)                               7.43                  -(d)              417
       500  Lloyds TSB Group plc(b)                                6.27                  -(d)              443
       500  Mizuho Capital Investment 1 Ltd.(b)                    6.69                  -(d)              451
     1,000  National Capital Trust II(b)                           5.49                  -(d)              932
       880  Nordea Bank AB(b)                                      5.42                  -(d)              816
       500  Skandinaviska Enskilda Banken AB(b)                    5.47                  -(d)              463
       500  Standard Chartered plc(b)                              6.41                  -(d)              451
       500  Sumitomo Mitsui Financial Group(b)                     6.08                  -(d)              465
                                                                                                      --------
                                                                                                         5,300
                                                                                                      --------
            LIFE & HEALTH INSURANCE (0.2%)
       500  AXA S.A.(b)                                            6.46                  -(d)              436
                                                                                                      --------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (0.5%)
    $1,000  ING Capital Funding Trust III                          8.44%                 -(d)         $  1,079
                                                                                                      --------
            PROPERTY & CASUALTY INSURANCE (0.5%)
       500  Allied World Assurance Holdings Ltd.                   7.50          8/01/2016                 525
       500  Catlin Insurance Co. Ltd.(b)                           7.25                  -(d)              449
                                                                                                      --------
                                                                                                           974
                                                                                                      --------
            REGIONAL BANKS (0.4%)
     1,000  Glitnir Banki hf(b)                                    7.45                  -(d)              875
                                                                                                      --------
            REINSURANCE (0.5%)
       500  Montpelier Re Holdings Ltd.                            6.13          8/15/2013                 497
       500  Platinum Underwriters Finance, Inc.                    7.50          6/01/2017                 536
                                                                                                      --------
                                                                                                         1,033
                                                                                                      --------
            SPECIALIZED FINANCE (0.3%)
       500  QBE Capital Funding II LP(b)                           6.80                  -(d)              472
                                                                                                      --------
            Total Financials                                                                            10,169
                                                                                                      --------
            MATERIALS (0.2%)
            ----------------
            DIVERSIFIED METALS & MINING (0.2%)
       500  Glencore Finance S.A.                                  8.00                  -(d)              483
                                                                                                      --------
            Total Eurodollar and Yankee Obligations
              (cost: $12,728)                                                                           11,931
                                                                                                      --------
            ASSET-BACKED SECURITIES (2.8%)

            FINANCIALS (2.8%)
            -----------------
            ASSET-BACKED FINANCING (2.8%)
       256  Aerco Ltd.(b)                                          4.76(e)       7/15/2025                 257
     1,000  ARG Funding Corp.(b)                                   4.29          4/20/2011                 998
     1,000  Banc of America Mortgage Securities, Inc.              4.15          7/25/2034               1,009
       500  Bank One Issuance Trust                                4.77          2/16/2016                 440
       500  Credit Acceptance Auto Dealer Loan Trust               6.16          4/15/2013                 493
        37  Nissan Auto Receivables                                5.52          1/15/2009                  37
       500  Triad Automobile Receivables Trust                     5.43          7/14/2014                 507
       938  Trinity Rail Leasing, LP(b)                            5.90          5/14/2036                 866
     1,000  UPFC Auto Receivables Trust                            5.75          9/15/2010               1,013
                                                                                                      --------
            Total Financials                                                                             5,620
                                                                                                      --------
            Total Asset-Backed Securities (cost: $5,685)                                                 5,620
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (7.3%)

            FINANCIALS (7.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (7.3%)
    $1,000  Commercial Mortgage Asset Trust                        6.98%         1/17/2032            $  1,076
     1,000  Commercial Mortgage Trust(b)                           5.15          5/10/2043               1,043
       916  First Union National Bank Commercial
              Mortgage Trust                                       7.39         12/15/2031                 952
     1,000  GE Capital Commercial Mortgage Corp.                   6.07          6/10/2038               1,035
       790  Government Lease Trust(b)                              6.48          5/18/2011                 825
     1,000  GS Mortgage Securities Corp. II(b)                     6.45          8/05/2018               1,046
     1,000  GS Mortgage Securities Corp. II                        4.30          1/10/2040                 986
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                     4.82          9/12/2037                 987
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                     5.49          4/15/2043                 996
     1,000  LB-UBS Commercial Mortgage Trust                       4.85          9/15/2031                 992
       861  Merrill Lynch Mortgage Investors, Inc.                 7.56         11/15/2031                 888
     1,000  Morgan Stanley Capital I, Inc.                         5.56(e)       3/12/2044               1,002
     1,000  Nationslink Funding Corp.(b)                           7.10(e)       1/20/2031                 998
     1,000  Prudential Mortgage Capital Funding, LLC               6.76          5/10/2034               1,054
     1,000  Wachovia Bank Commercial Mortgage Trust                4.66          5/15/2044                 968
                                                                                                      --------
            Total Financials                                                                            14,848
                                                                                                      --------
            Total Commercial Mortgage Securities
              (cost: $14,759)                                                                           14,848
                                                                                                      --------
            Total Bonds (cost: $63,318)                                                                 61,346
                                                                                                      --------
    NUMBER
 OF SHARES
----------
            MONEY MARKET INSTRUMENTS (1.7%)

            MONEY MARKET FUNDS (1.7%)
 3,568,516  SSgA Prime Money Market Fund, 4.08%(f)
              (cost: $3,569)                                                                             3,569
                                                                                                      --------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (0.1%)

            MONEY MARKET FUNDS (0.1%)
   260,000  AIM Short-Term Investment Co. Liquid
              Assets Portfolio, 4.15%(f)(cost: $260)                                                       260
                                                                                                      --------

            TOTAL INVESTMENTS (COST: $206,571)                                                        $202,072
                                                                                                      ========

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.4% of net assets at January 31, 2008.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         iShares Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

         REIT     Real estate investment trust

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2008.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2008.

         (f) Rate represents the money market fund annualized seven-day yield at January 31, 2008.

         * Non-income-producing security for the 12 months preceding January 31, 2008.

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $247) (identified cost of $206,571)                    $202,072
   Cash                                                                       25
   Receivables:
      Capital shares sold                                                    125
      USAA Investment Management Company (Note 6D)                           457
      Dividends and interest                                                 950
      Securities sold                                                     13,569
                                                                        --------
         Total assets                                                    217,198
                                                                        --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                       285
      Securities purchased                                                11,799
      Capital shares redeemed                                                186
   Accrued management fees                                                   127
   Accrued administration and servicing fees                                   1
   Accrued transfer agent's fees                                               2
   Other accrued expenses and payables                                       162
                                                                        --------
         Total liabilities                                                12,562
                                                                        --------
            Net assets applicable to capital shares outstanding         $204,636
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $250,789
   Accumulated undistributed net investment income                           513
   Accumulated net realized loss on investments                          (42,167)
   Net unrealized depreciation of investments                             (4,499)
                                                                        --------
            Net assets applicable to capital shares outstanding         $204,636
                                                                        ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            20,189
                                                                        ========
   Net asset value, redemption price, and offering price per share      $  10.14
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FIRST START GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                            $  1,748
   Interest                                                                2,033
   Securities lending (net)                                                    4
                                                                        --------
      Total income                                                         3,785
                                                                        --------
EXPENSES
   Management fees                                                           805
   Administration and servicing fees                                         165
   Transfer agent's fees                                                   1,162
   Custody and accounting fees                                                56
   Postage                                                                   152
   Shareholder reporting fees                                                 56
   Trustees' fees                                                              4
   Registration fees                                                          14
   Professional fees                                                          31
   Other                                                                       5
                                                                        --------
      Total expenses                                                       2,450
   Expenses paid indirectly                                                   (3)
   Expenses reimbursed                                                      (930)
                                                                        --------
      Net expenses                                                         1,517
                                                                        --------
NET INVESTMENT INCOME                                                      2,268
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
   Net realized gain (loss) on:
      Investments
         Unaffiliated transactions                                           648
         Affiliated transactions (Note 8)                                     (2)
      Options                                                                479
   Change in net unrealized appreciation/depreciation of investments     (11,208)
                                                                        --------
         Net realized and unrealized loss                                (10,083)
                                                                        --------
Decrease in net assets resulting from operations                        $ (7,815)
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FIRST START GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007

                                                            1/31/2008       7/31/2007
                                                            -------------------------
FROM OPERATIONS
   Net investment income                                     $  2,268        $  3,583
   Net realized gain on investments                               646          20,319
   Net realized gain on options                                   479               -
   Change in net unrealized appreciation/depreciation of
      investments                                             (11,208)          2,866
                                                             ------------------------
      Increase (decrease) in net assets resulting
         from operations                                       (7,815)         26,768
                                                             ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (3,527)         (2,384)
                                                             ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                   14,382          31,154
   Reinvested dividends                                         3,520           2,378
   Cost of shares redeemed                                    (22,219)        (60,025)
                                                             ------------------------
      Decrease in net assets from capital share
         transactions                                          (4,317)        (26,493)
                                                             ------------------------
   Capital contribution from USAA Transfer Agency
      Company                                                       -               1
                                                             ------------------------
Net decrease in net assets                                    (15,659)         (2,108)

NET ASSETS
   Beginning of period                                        220,295         222,403
                                                             ------------------------
   End of period                                             $204,636        $220,295
                                                             ========================
Accumulated undistributed net investment income:
   End of period                                             $    513        $  1,772
                                                             ========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  1,341           2,982
   Shares issued for dividends reinvested                         330             227
   Shares redeemed                                             (2,075)         (5,735)
                                                             ------------------------
      Decrease in shares outstanding                             (404)         (2,526)
                                                             ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital growth with reduced volatility over time.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                  between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                  on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               6. Repurchase agreements are valued at cost, which approximates market value.

               7. Options are valued by a pricing service at the National Best
                  Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

               8. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                  an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2008, the Fund did not invest in any repurchase agreements.

            E. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put option has defined risk, which is the difference between the agreed upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchased options which are exercised are added to the cost of the securities acquired for call options or offset against the proceeds received from the sale of the underlying securities for put options. Premiums paid for purchasing options that are closed through an offsetting sale transaction become a component of realized gain/loss.

            F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of January 31, 2008.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

            H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, custodian and other bank credits reduced the Fund's expenses by $3,000.

            I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2007, the Fund had capital loss carryovers of $43,229,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

       CAPITAL LOSS CARRYOVERS
------------------------------------
EXPIRES                     BALANCE
-------                  -----------
 2010                    $ 2,187,000
 2011                     41,042,000
                         -----------
                Total    $43,229,000
                         ===========

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $99,819,000 and $109,111,000, respectively.

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         For the six-month period ended January 31, 2008, transactions in written call and put options were as follows:

                                                          PREMIUMS
                                   NUMBER OF              RECEIVED
                                   CONTRACTS               (000s)
                                   -------------------------------
Outstanding at July 31, 2007            -                  $   -
Options written                       172                    130
Options expired                      (172)                  (130)
                                   -------------------------------
Outstanding at January 31, 2008         -                  $   -
                                   ===============================

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $7,454,000 and $11,953,000, respectively, resulting in net unrealized depreciation of $4,499,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2008, the Fund received securities-lending income of $4,000, which is net of the 20% income retained by Wachovia. As of January 31, 2008, the Fund loaned securities having a fair market value of approximately $247,000 and received cash collateral of $285,000 for the loans. Of this amount, $260,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $25,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of a Lipper index. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category. The portion of the performance adjustment that includes periods before August
               1, 2006, is based on the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the relevant Lipper indexes over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $805,000, which is net of a performance adjustment of $(21,000) that decreased the base management fee of 0.75% by 0.02%.

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Credit Suisse Asset Management, LLC (Credit Suisse), under which Credit Suisse directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). Effective October 1, 2007, the Manager has entered into an investment subadvisory agreement with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), under which the Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average daily net assets that Credit Suisse manages. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid or payable to Credit Suisse, of $98,000.

               The Manager (not the Fund) pays CSSU a subadvisory fee based on the total notional amount of the options contracts that CSSU manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, and the USAA Total Return Strategy Fund, in the annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the option contracts' underlying index. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid or payable to CSSU of $2,000.

            C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $165,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $2,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.38% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2008, the Fund incurred reimbursable expenses of $930,000, of which $457,000 was receivable from the Manager.

            E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,162,000.

            F. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended January 31, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                    COST TO      NET REALIZED
            SELLER                          PURCHASER              PURCHASER    LOSS TO SELLER
----------------------------------------------------------------------------------------------
USAA First Start Growth Fund     USAA Cornerstone Strategy Fund   $1,068,000       $(2,000)

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN
               INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
               157. This standard clarifies the definition of fair value

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED
                                         JANUARY 31,                            YEAR ENDED JULY 31,
                                        -------------------------------------------------------------------------------------
                                            2008           2007            2006           2005           2004            2003
                                        -------------------------------------------------------------------------------------
Net asset value at
   beginning of period                  $  10.70       $   9.62        $   9.99       $   8.27       $   7.87        $   7.04
                                        -------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income (loss)              .11            .17             .02           (.03)(a)       (.04)(a)        (.05)(a)
   Net realized and
      unrealized gain (loss)                (.49)          1.02            (.39)          1.75(a)         .44(a)          .88(a)
                                        -------------------------------------------------------------------------------------
Total from investment
   operations                               (.38)          1.19            (.37)          1.72(a)         .40(a)          .83(a)
                                        -------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                    (.18)          (.11)              -              -              -               -
                                        -------------------------------------------------------------------------------------
Net asset value at end
   of period                            $  10.14       $  10.70        $   9.62       $   9.99       $   8.27        $   7.87
                                        =====================================================================================
Total return(%)*                           (3.68)         12.36(e)        (3.70)         20.80           5.08           11.79
Net assets at end
   of period (000)                      $204,636       $220,295        $222,403       $230,380       $188,945        $166,096
Ratios to average net assets:**
   Expenses(%)(b),(c)                       1.38(d)        1.39(e)         1.45           1.45           1.45            1.45
   Expenses, excluding
      reimbursements(%)(b)                  2.23(d)        2.22(e)         2.21           2.31           2.41            3.17
   Net investment
      income (loss)(%)                      2.06(d)        1.57             .24           (.33)          (.50)           (.66)
Portfolio turnover(%)                         46            135             227             75             84             119

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2008, average net assets were $218,971,000.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            (.00%)(+)      (.00%)(+)       (.03%)         (.01%)         (.04%)          (.03%)
    (+) Represents less than 0.01% of average net assets.
(c) Effective October 1, 2006, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.38% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.45%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred.
    The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                      BEGINNING               ENDING               DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2007 -
                                    AUGUST 1, 2007        JANUARY 31, 2008        JANUARY 31, 2008
                                    --------------------------------------------------------------
Actual                                $1,000.00              $  963.20                  $6.81
Hypothetical
  (5% return before expenses)          1,000.00               1,018.20                   7.00

         *Expenses are equal to the Fund's annualized expense ratio of 1.38%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (3.68)% for the six-month period of August 1, 2007, through January 31, 2008.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         At a meeting of the Board of Trustees (the Board) held on September 20, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved a Subadvisory Agreement with Credit Suisse Securities (USA) LLC (the Subadviser) with respect to the Fund.

         In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to it regarding the services provided by the Subadviser. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Board noted that the materials provided to it by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted the Subadviser's brokerage practices. The Board also considered the

58

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser would include:
         (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence reviews of the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Board noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement would be paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's anticipated profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered for the above reasons.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. The Board took into account that the advisory fees paid by the Fund would not change. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; and (iii) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

60

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

62

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

64

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE ONLINE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices; or exchange/redeem fund shares.
                                Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

31703-0308                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.